CONDENSED CONSOLIDATED STATEMENT OF STOCKHOLDERS' EQUITY / MEMBERS' CAPITAL - USD ($)	Total	Previously Reported	Jaws Acquisition Corp	Jaws Acquisition Corp Previously Reported	Jaws Acquisition Corp Sponsor	Notes Receivable	Notes Receivable Previously Reported	Member's Capital	Member's Capital Previously Reported	Member's Capital Revision of Prior Period, Adjustment	Common Stock Class A common stock	Common Stock Class A common stock Jaws Acquisition Corp	Common Stock Class B common stock	Common Stock Class B common stock Jaws Acquisition Corp	Common Stock Class B common stock Jaws Acquisition Corp Sponsor	Additional Paid-in Capital	Additional Paid-in Capital Revision of Prior Period, Adjustment	Additional Paid-in Capital Jaws Acquisition Corp	Additional Paid-in Capital Jaws Acquisition Corp Sponsor	Accumulated Deficit	Accumulated Deficit Previously Reported	Accumulated Deficit Jaws Acquisition Corp	Non-Controlling Interests	Non-Controlling Interests Previously Reported
Balance at the beginning at Dec. 26, 2019
Balance at the beginning (in shares) at Dec. 26, 2019														0
Members' contributions (in shares)														1
Net loss	(5,288)		$ (5,288)																			$ (5,288)
Balance at the end at Dec. 31, 2019	98,463,000					$ (130,000)		$ 123,242,000												(25,041,000)			$ 392,000
Balance at the end at Dec. 31, 2019	(5,288)		(5,288)																			(5,288)
Balance at the end (in shares) at Dec. 31, 2019														1
Members' contributions	101,906,000							101,906,000
Stock-based compensation expense	112,000							112,000
Issuance of common stock for acquisitions	34,300,000							34,300,000															792,000
Issuance of common stock for due to sellers balance	2,158,000							2,158,000
Interest on notes receivable	(2,000)					(2,000)
Net income (loss)	(13,172,000)																			(13,172,000)
Net loss			(2,563,564)	$ (27,182)
Balance at the end at Jun. 30, 2020	223,765,000					(132,000)		261,718,000												(38,213,000)			392,000
Balance at the beginning at Dec. 31, 2019	98,463,000					(130,000)		123,242,000												(25,041,000)			392,000
Balance at the beginning at Dec. 31, 2019	(5,288)		(5,288)																			(5,288)
Balance at the beginning (in shares) at Dec. 31, 2019														1
Members' contributions					$ 25,000										$ 1,725				$ 23,275
Members' contributions (in shares)															17,250,000
Cancellation of Class B ordinary share (in shares)														(1)
Sale of Class A shares in initial public offering, less fair value of public warrants, net of offering costs (As Restated)			608,787,788									$ 6,900						$ 608,780,888
Sale of units (in shares)												69,000,000
Excess of fair value of private placement warrants over cash received			(5,266,666)															(5,266,666)
Ordinary shares subject to possible redemption			(569,661,141)									$ (5,697)						(569,655,444)
Ordinary shares subject to possible redemption (in shares)												(56,966,114)
Net loss			(28,879,692)	(2,869,977)																		(28,879,692)
Balance at the end at Dec. 31, 2020	57,544,000					(134,000)		$ 31,000	$ 157,591,000	$ (157,560,000)						157,560,000				(99,913,000)
Balance at the end at Dec. 31, 2020	57,544,000		5,000,001									$ 1,203		$ 1,725				$ 33,882,053				$ (28,884,980)
Balance at the end (in shares) at Dec. 31, 2020								306,843,662	14,629,533	292,214,129		12,033,886		17,250,000
Balance at the beginning at Mar. 31, 2020	110,915,000					(131,000)		$ 137,881,000												(27,227,000)			392,000
Members' contributions	91,321,000							91,321,000
Stock-based compensation expense	58,000							58,000
Issuance of common stock for acquisitions	30,300,000							30,300,000
Issuance of common stock for due to sellers balance	2,158,000							2,158,000
Interest on notes receivable	(1,000)					(1,000)
Net income (loss)	(10,986,000)																			(10,986,000)
Net loss			$ (2,560,151)	$ (23,769)
Balance at the end at Jun. 30, 2020	223,765,000					(132,000)		261,718,000												(38,213,000)			392,000
Balance at the beginning at Dec. 31, 2020	57,544,000					(134,000)		31,000	$ 157,591,000	$ (157,560,000)						157,560,000				(99,913,000)
Net loss prior to business combination	(32,078,000)																			(32,078,000)
Business Combination and PIPE financing	773,093,000							$ (31,000)			$ 17,000		$ 31,000			169,093,000				85,663,000			518,320,000
Business Combination and PIPE financing (in shares)								(306,843,662)			166,243,491		306,843,662
Stock-based compensation expense	3,239,000															3,239,000
Issuance of common stock for acquisitions	60,000,000															60,000,000				(792,000)
Issuance of common stock for acquisitions (in shares)											4,055,698
Interest on notes receivable	(2,000)
Net income (loss)	26,555,000																			9,480,000			17,075,000
Net loss	9,480,000
Balance at the end at Jun. 30, 2021	888,351,000					(136,000)					$ 17,000		$ 31,000			389,892,000				(37,640,000)			536,187,000
Balance at the end at Jun. 30, 2021	352,164,000
Balance at the end (in shares) at Jun. 30, 2021											170,299,189		306,843,662
Balance at the beginning at Mar. 31, 2021	47,144,000	$ 47,144,000				(135,000)	$ (135,000)	$ 31,000	$ 157,662,000	$ (157,631,000)						157,631,000	$ 157,631,000			(110,383,000)	$ (110,383,000)		0	$ 0
Balance at the beginning (in shares) at Mar. 31, 2021								306,843,662	14,629,533	292,214,129
Net loss prior to business combination	(21,608,000)																			(21,608,000)
Business Combination and PIPE financing	773,093,000							$ (31,000)			$ 17,000		$ 31,000			169,093,000				85,663,000			518,320,000
Business Combination and PIPE financing (in shares)								(306,843,662,000)			166,243,491,000		306,843,662,000
Stock-based compensation expense	3,168,000															3,168,000
Issuance of common stock for acquisitions	60,000,000															60,000,000				(792,000)			792,000
Issuance of common stock for acquisitions (in shares)											4,055,698
Interest on notes receivable	(1,000)					(1,000)
Net income (loss)	26,555,000																			9,480,000			17,075,000
Net loss	9,480,000
Balance at the end at Jun. 30, 2021	888,351,000					$ (136,000)					$ 17,000		$ 31,000			$ 389,892,000				$ (37,640,000)			$ 536,187,000
Balance at the end at Jun. 30, 2021	$ 352,164,000
Balance at the end (in shares) at Jun. 30, 2021											170,299,189		306,843,662